Property, plant and equipment - Narrative (Details)			6 Months Ended
	Feb. 20, 2019 USD ($) T	Oct. 31, 2018 USD ($) T	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)		Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			$ 73,382,000				$ 0	[1]
Non-current assets or disposal groups classified as held for sale			23,212,000				42,000,000	[1]
Losses on disposals of property, plant and equipment			74,000	$ 0	[1]
LR1 Genmar Compatriot
Disclosure of detailed information about property, plant and equipment [line items]
Losses on disposals of property, plant and equipment			0
Gains on disposals of property, plant and equipment			442,000
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets or disposal groups classified as held for sale			$ 23,212,000				$ 42,000,000
Historical charter rates			20 years
Vessels | Suezmax Felicity
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T		157,667
Sales price, net of sale commissions		$ 42,000,000
Losses on disposals of property, plant and equipment		3,000,000
Vessels | LR1 Genmar Compatriot
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T	72,768
Sales price, net of sale commissions	$ 6,600,000
Gains on disposals of property, plant and equipment	$ 400,000
Vessels | Floating Storage And Offloading
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital for cash flow projections			7.58%	7.70%
Estimated useful life			25 years
Residual value			$ 0
Increase in weighted average cost of capital, beginning			3.00%
Vessels | Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			20 years
Residual value			$ 0
Increase in weighted average cost of capital, beginning			3.00%
Increase in weighted average cost of capital, ending			10.58%
Vessels | Tanker Fleet, Ten-Year Historical Charter Rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates			10 years
Impairment of tanker fleet			$ 47,000,000	$ 47,900,000
Vessels | Tanker Fleet, Five-Year Historical Charter Rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates			5 years
Impairment of tanker fleet			$ 0	0
Vessels | Tanker Fleet, One-Year Historical Charter Rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates			1 year
Impairment of tanker fleet			$ 47,300,000	$ 92,700,000
Carrying value | Vessels | Suezmax Felicity
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets or disposal groups classified as held for sale		$ 45,000,000
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets						$ 87,600,000

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.